INTERIM CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows used in operating activities
Net loss for the period	€ (21,872)	€ (28,099)
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization	786	741
Provisions	(115)	47
Expenses related to share-based payments	1,940	1,349
Cost of net debt	1,101	1,010
Loss on disposal	8	0
Impact of deferred income related to financial liabilities discounting effect	37	1,999
Income tax expense	144	0
Cash flows from (used in) operations, before tax and changes in working capital	(17,970)	(22,953)
Tax Paid	(114)	0
Cash flow from operating activities after tax and before changes in working capital	(18,084)	(22,953)
(Increase) / Decrease in trade receivables	(2,214)	(989)
(Increase) / Decrease in Research tax credit receivable	0	207
(Increase) / Decrease in other receivables	157	(290)
Increase (Decrease) in trade and other payables	1,070	7,321
Increase / (Decrease) in other current liabilities	(436)	(570)
Increase in deferred revenues and contract liabilities	13,671	0
Changes in operating working capital	12,248	5,678
Net cash flows from (used in) operating activities	(5,836)	(17,275)
Cash flows from (used in) investing activities
Acquisitions of intangible assets	(2)	(1)
Acquisitions of property, plant and equipment	(489)	(323)
(Increase) / Decrease in non-current financial assets	(9)	(3)
Net cash flows from (used in) investing activities	(500)	(327)
Cash flows from (used in) financing activities
Increase in loans and conditional advances	0	150
Loans repayments	(1,525)	(1,598)
Payment of lease liabilities	(521)	(285)
Interest paid	(520)	(301)
Charges of lease debt interest	(89)	(103)
Net cash flows from (used in) financing activities	(2,655)	(2,138)
Effect of exchange rates changes on cash	43	(18)
Net increase (decrease) in cash and cash equivalents	(8,948)	(19,759)
Net cash and cash equivalents at beginning of period	75,283	41,388
Net cash and cash equivalents at end of period	€ 66,335	€ 21,629